Net fees and commission income (Tables)	12 Months Ended
Dec. 31, 2018
Details of Net fees and commission income [Abstract]
Net fees and commission income

Net fees and commission income for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016		2017	2018
Fees and commission income:
Credit placement fees	~~W~~	74,352	59,133	62,766
Commission received as electronic charge receipt		137,213	142,755	146,309
Brokerage fees		333,722	373,108	412,165
Commission received as agency		131,026	129,460	120,508
Investment banking fees		66,150	66,191	91,273
Commission received in foreign exchange activities		182,975	197,705	214,395
Asset management fees		115,574	190,802	235,275
Credit card fees		2,343,255	2,369,745	1,360,322
Others		419,329	516,056	652,243

		3,803,596	4,044,955	3,295,256

Fees and commission expense:
Credit-related fee		(32,401)	(35,665)	(36,817)
Credit card fees		(1,899,339)	(1,988,826)	(944,533)
Others		(306,317)	(309,510)	(374,909)

		(2,238,057)	(2,334,001)	(1,356,259)

Net fees and commission income	~~W~~	1,565,539	1,710,954	1,938,997